Annual Total Returns[BarChart] - Nationwide Diamond Hill Large Cap Concentrated Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.03%	17.95%	29.98%	11.58%	0.25%	9.18%	21.94%	(9.60%)	30.19%	9.40%